Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt [Abstract]
Short and Long-term Debt
a) The Company’s short- and long-term debt consists of the following:

As of December 31, 2024					(Thousands of Mexican pesos)

Currency	Loan	Interest rate	Maturity	Total

Senior Notes
U.S. dollars

	Fixed-rate Senior notes (i)	5.125%	2028	Ps.	4,143,002
	Fixed-rate Senior notes (i)	6.375%	2028		4,676,086
	Fixed-rate Senior notes (i)	4.375%	2029		2,402,000
	Fixed-rate Senior notes (i)	3.625%	2029		20,268,300
	Fixed-rate Senior notes (i)	2.875%	2030		20,268,300
	Fixed-rate Senior notes (i)	4.700%	2032		15,201,225
	Fixed-rate Senior notes (i)	6.375%	2035		19,889,891
	Fixed-rate Senior notes (i)	6.125%	2037		7,483,563
	Fixed-rate Senior notes (i)	6.125%	2040		40,445,595
	Fixed-rate Senior notes (i)	4.375%	2042		23,308,545
	Fixed-rate Senior notes (i)	4.375%	2049		25,335,375
	Subtotal U.S. dollars			Ps.	183,421,882
Mexican pesos
	Commercial Paper (ii)	10.420% - 11.530%	2025	Ps.	6,500,597
	Domestic Senior notes (i)	0.000%	2025		6,201,365
	Domestic Senior notes (i)	TIIE + 0.050%	2025		3,000,000
	Domestic Senior notes (i)	TIIE + 0.300%	2025		409,418
	Domestic Senior notes (i)	9.350%	2028		11,016,086
	Fixed-rate Senior notes (i)	10.125%	2029		17,500,000
	Fixed-rate Senior notes (i)	9.500%	2031		17,000,000
	Domestic Senior notes (i)	9.520%	2032		14,679,166
	Fixed-rate Senior notes (i)	10.300%	2034		20,000,000
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700
	Domestic Senior notes (i)	8.360%	2037		4,964,352
	Domestic Senior notes (i)	4.840%	2037		11,062,112
	Subtotal Mexican pesos			Ps.	120,204,796
Euros

	Commercial Paper (ii)	2.870% - 3.840%	2025	Ps.	26,158,406
	Fixed-rate Senior notes (i)	1.500%	2026		15,745,429
	Fixed-rate Senior notes (i)	0.750%	2027		15,867,928
	Fixed-rate Senior notes (i)	2.125%	2028		12,520,975
	Fixed-rate Senior notes (i)	5.250%	2028		10,496,953
	Floating-rate Senior notes (i)	Euribor 3M + 1.050%	2028		3,778,901
	Subtotal euros			Ps.	84,568,592
Pound Sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	12,687,956
	Fixed-rate Senior notes (i)	5.750%	2030		16,494,343
	Fixed-rate Senior notes (i)	4.948%	2033		7,612,773
	Fixed-rate Senior notes (i)	4.375%	2041		19,031,934
	Subtotal Pound Sterling			Ps.	55,827,006
Brazilian reais

	Debentures (i)	CDI + 1.37%	2025	Ps.	4,909,719
	Debentures (i)	CDI + 1.35%	2026		4,909,719
	Debentures (i)	CDI + 1.20%	2027		9,819,437
	Debentures (i)	CDI + 0.55%	2028		4,909,719
	Debentures (i)	IPCA + 5.7687%	2029		8,182,864
	Subtotal Brazilian reais			Ps.	32,731,458
Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	1,674,427
Chilean pesos
	Fixed-rate Senior notes (i)	4.000%	2035	Ps.	3,907,036
	Subtotal other currencies			Ps.	5,581,463
Lines of Credit and others

Euros
	Lines of credit (iii)	Euribor 3M + 1.300%	2028	Ps.	6,088,232
Mexican pesos
	Lines of credit (iii)	TIIE + 0.400% - 0.790%	2025		10,380,000
U.S. dollars
	Lines of credit (iii)	SOFR 1M + 0.400% - 0.550% & 6.750%	2025 - 2029		23,511,228
Peruvian Soles
	Lines of credit (iii)	5.080% - 6.150%	2025		21,298,150
Colombian pesos
	Lines of credit (iii)	IBR 1M + 0.560% - 2.550% & IBR 3M + 0.560%	2025 - 2026		17,008,428
Chilean pesos
	Lines of credit (iii)	TAB 30 + 3.350% & TAB 180 + 0.600% - 0.750%	2025 - 2026		6,526,415
	Financial leases	8.270% - 8.970%	2027		22,052
Dominican pesos
	Lines of credit (iii)	10.900% - 13.250%	2025 - 2026		415,929

	Subtotal Lines of Credit and others			Ps.	85,250,434
	Total debt			Ps.	567,585,631
	Less: Short-term debt and current portion of long-term debt			Ps.	104,210,738
	Long-term debt			Ps.	463,374,893

As of December 31, 2025 (Thousands of Mexican pesos)					(Thousands of Mexican pesos)

Currency	Loan	Interest rate	Maturity	Total

Senior Notes
U.S. dollars

	Fixed-rate Senior notes (i)	4.375%	2029	Ps.	2,123,847
	Fixed-rate Senior notes (i)	3.625%	2029		17,966,700
	Fixed-rate Senior notes (i)	2.875%	2030		17,966,700
	Fixed-rate Senior notes (i)	4.700%	2032		13,475,025
	Fixed-rate Senior notes (i)	5.000%	2033		8,983,350
	Fixed-rate Senior notes (i)	6.375%	2035		17,631,262
	Fixed-rate Senior notes (i)	6.125%	2037		6,633,755
	Fixed-rate Senior notes (i)	6.125%	2040		35,852,730
	Fixed-rate Senior notes (i)	4.375%	2042		20,661,705
	Fixed-rate Senior notes (i)	4.375%	2049		22,458,375
	Subtotal U.S. dollars			Ps.	163,753,449
Mexican pesos
	Commercial Paper (ii)	7.370% - 8.350%	2026	Ps.	6,030,073
	Domestic Senior notes (i)	9.350%	2028		11,016,086
	Fixed-rate Senior notes (i)	10.125%	2029		26,000,000
	Fixed-rate Senior notes (i)	9.500%	2031		22,000,000
	Domestic Senior notes (i)	9.520%	2032		14,679,166
	Fixed-rate Senior notes (i)	10.300%	2034		28,896,000
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700
	Domestic Senior notes (i)	8.360%	2037		4,996,435
	Domestic Senior notes (i)	4.840%	2037		11,492,450
	Subtotal Mexican pesos			Ps.	132,981,910
Euros

	Commercial Paper (ii)	2.220% - 2.260%	2026		9,555,086
	Fixed-rate Senior notes (i)	1.500%	2026		15,819,679
	Fixed-rate Senior notes (i)	0.750%	2027		15,942,756
	Fixed-rate Senior notes (i)	2.125%	2028		12,580,020
	Fixed-rate Senior notes (i)	5.250%	2028		10,546,452
	Floating-rate Senior notes (i)	Euribor 3M + 1.050%	2028		3,796,723
	Fixed-rate Senior notes (i)	3.000%	2030		13,710,389
	Subtotal euros			Ps.	81,951,105
Pound Sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	12,087,097
	Fixed-rate Senior notes (i)	5.750%	2030		15,713,227
	Fixed-rate Senior notes (i)	4.948%	2033		7,252,258
	Fixed-rate Senior notes (i)	4.375%	2041		18,130,646
	Subtotal Pound Sterling			Ps.	53,183,228
Brazilian reais
	Debentures (i)	CDI + 1.35%	2026		4,897,872
	Debentures (i)	CDI + 1.20%	2027		9,795,744
	Debentures (i)	CDI + 0.55%	2028		4,897,872
	Debentures (i)	IPCA + 5.7687%	2029		8,163,120
	Subtotal Brazilian reais			Ps.	27,754,608
Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	1,490,156
Chilean pesos
	Fixed-rate Senior notes (i)	4.000%	2035	Ps.	3,934,278
	Subtotal other currencies			Ps.	5,424,434
Lines of Credit and others

Mexican pesos
	Lines of credit (iii)	TIIE Fondeo + 0.300%	2026		4,000,000
U.S. dollars
	Lines of credit (iii)	SOFR 1M + 0.400%	2026		4,940,843
Peruvian Soles
	Lines of credit (iii)	4.650% - 4.890%	2026		24,590,054
Colombian pesos
	Lines of credit (iii)	IBR 1M + 1.350% & IBR 3M + 0.850% - IBR 3M + 0.990%	2027		14,585,379
Chilean pesos
	Lines of credit (iii)	TAB 90 + 0.750% & TAB 180 + 0.650% - 0.800% & TAB 360 + 0.850% & 6.620%	2026 - 2027		11,727,384
	Financial leases	8.270% - 8.970%	2027		14,466
	Subtotal Lines of Credit and others			Ps.	59,858,126
	Total debt			Ps.	524,906,860
	Less: Short-term debt and current portion of long-term debt			Ps.	91,973,001
	Long-term debt			Ps.	432,933,859

Short Term Debt Maturities
An analysis of the Company’s short-term debt maturities as of December 31, 2024 and 2025, is as follows:

	2024		2025
Senior Notes	Ps.	47,179,504	Ps.	48,389,808
Lines of credit		57,023,548		43,574,762
Financial leases		7,686		8,431
Subtotal short term debt	Ps.	104,210,738	Ps.	91,973,001
Weighted average interest rate		6.42%		5.09%

Long Term Debt Maturities
The Company’s long-term debt maturities are as follows:

Years	Amount
2027	Ps.	42,013,431
2028		42,837,154
2029		54,253,667
2030		47,390,315
2031		22,000,000
2032 and thereafter		224,439,292
Total	Ps.	432,933,859

Senior Notes Outstanding
The outstanding Senior Notes as of December 31, 2024, and 2025, are as follows:

Currency*	2024		2025
U.S. dollars	Ps.	183,421,882	Ps.	163,753,449
Mexican pesos		120,204,796		132,981,910
Euros		84,568,592		81,951,105
Pound sterling		55,827,006		53,183,228
Brazilian reais		32,731,458		27,754,608
Japanese yens		1,674,427		1,490,156
Chilean pesos		3,907,036		3,934,278

*Thousands of Mexican pesos.
*Includes secured and unsecured senior notes.